Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties	¥ 211,993	$ 30,451	¥ 281,710
Amounts due from related parties, non-current:
Amounts due from related parties	172,200	24,735	52,800
Amounts due to related parties, current:
Amounts due to related parties	1,604,258	230,437	692,390
Amounts due to related parties, non-current:
Amounts due to related parties	1,061,883	152,530	1,281,370
Baidu
Amounts due from related parties, current:
Amounts due from related parties	35,560	5,108	102,960
Amounts due to related parties, current:
Amounts due to related parties	1,014,283	145,693	421,942
Amounts due to related parties, non-current:
Amounts due to related parties	1,570	226	0
Baidu | Loans
Amounts due to related parties, current:
Amounts due to related parties	50,000	7,182	50,000
Amounts due to related parties, non-current:
Amounts due to related parties	650,000	93,367	650,000
Others
Amounts due from related parties, current:
Amounts due from related parties	70,499	10,127	74,770
Amounts due from related parties, non-current:
Amounts due from related parties	172,200	24,735	52,800
Amounts due to related parties, current:
Amounts due to related parties	370,298	53,189	125,663
Amounts due to related parties, non-current:
Amounts due to related parties	126	17	0
Others | Loans
Amounts due from related parties, current:
Amounts due from related parties	105,934	15,216	103,980
Equity Investee | Deferred Revenue
Amounts due to related parties, current:
Amounts due to related parties	169,677	24,373	94,785
Amounts due to related parties, non-current:
Amounts due to related parties	¥ 410,187	$ 58,920	¥ 631,370